SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic loss per share calculations are computed by dividing income (loss) available to common shareholders by the weighted-average number of common shares outstanding. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include securities or other contracts to issue common stock that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The Company’s diluted loss per share is the same as the basic loss per share for the years ended December 31, 2019 and 2018, as the inclusion of any potential shares would have had an anti-dilutive effect due to the Company generating a loss.

	Twelve Months Ended December 31,
	2019	2018
Loss to common shareholders (Numerator)	$(2,167,544)	$(3,076,091)
Basic and diluted weighted-average number of common shares outstanding (Denominator)	7,767,805	7,366,653

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The Company has excluded the following dilutive securities from the calculation of fully diluted shares outstanding because the result would have been anti-dilutive:

	Twelve Months Ended December 31,
	2019	2018
Effect of dilutive common stock equivalents:
Options	416,030	-
Convertible notes and interest	136,518	301,010
Total	552,548	301,010